[DECHERT LETTERHEAD]



October 14, 2009

Mr. Christian T. Sandoe
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549



RE: CLAYMORE EXCHANGE-TRADED FUND TRUST 2 (THE "FUND"; FILE NOS. 333-135105 AND 811-21910)

Dear Mr. Sandoe:

I enclose Post-Effective Amendment No. 56 (the "Amendment") to the Fund's registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof in connection with the proposed offering of one new series of the Fund. In connection with the filing of the Amendment, we hereby represent, pursuant to Rule 485(b) under the Securities Act of 1933, that the Amendment does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b).

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz
----------------------
Jeremy Senderowicz